INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS

6.    INVESTMENTS

Long-term Investments

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
Carrying amount of equity investments without readily determinable fair value	6,751	7,670
Carrying amount of equity method investments	7,305	2,380
Carrying amount of long-term investments	14,056	10,050

6.    INVESTMENTS (continued)

Long-term Investments (continued)

Equity investments - without readily determinable fair value

Equity investments - without readily determinable fair value consisted of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
Equity investments without readily determinable fair value
Private companies	5,506	6,543
Limited partnerships	3,118	3,000
Cost of equity investments without readily determinable fair value	8,624	9,543
Impairment on equity investments without readily determinable fair value	(1,873)	(1,873)
Carrying amount of equity investments without readily determinable fair value	6,751	7,670

Private companies

In March 2015, the Group acquired 10% of the share capital of Hzone Holding Company, a non-listed company, for a cash consideration of US$2,000. In March 2016, the Group transferred 10% of the share capital of Hzone Holding Company, to its VIE Beijing Huizhong Wealth Investment Management Co., Ltd. In July 2021, the investment in Beijing Huizhong Wealth Investment Management Co., Ltd. has been disposed with the disposition of lottery business related VIEs.

In August 2015, the Group acquired 1.29% of the share capital of Topgame Global Limited, a non-listed company, for a cash consideration of US$1,372. The Group also acquired 1.29% of the share capital of its VIEs, Caicaihudong (Beijing) Technology Co., Ltd. and Youwang Technology (Shanghai) Co., Ltd., for cash consideration of RMB13 and RMB477, respectively. In July 2021, the investment in Caicaihudong (Beijing) Technology Co., Ltd. and Youwang Technology (Shanghai) Co., Ltd. have been disposed with the disposition of lottery business related VIEs.

In June 2016, the Group acquired 0.84% of the share capital of Beijing Weisaishidai Sports Technology Co., Ltd, for a cash consideration of RMB10,000. The equity interest was subsequently diluted to 0.83% in 2018 due to increase in shareholder of Beijing Weisaishidai Sports Technology Co., Ltd.

In November 2016, the Group acquired 2% of the share capital of Techelix Co., Ltd, a non-listed company, for a cash consideration of US$600. In February 2018, the Group made an additional investment of US$300 in Techelix Co., Ltd. In June 2018, the Group transferred the equity investment of US$50 to a third party. The equity interest was diluted to 1.98% in 2018 and to 1.65% in 2019 due to increase in shareholder of Techelix Co., Ltd.

In March 2017, the Group acquired 5% of the share capital of Cheerful Interactive Limited, a non-listed company, for a cash consideration of US$1,250. The equity interest was subsequently diluted to 3.92% in 2018 due to increase in shareholder of Cheerful Interactive Limited.

In October 2021, the Group acquired 3.33% of the share capital of PTE Inc, a non-listed company, for a cash consideration of US$1,000.

6.    INVESTMENTS (continued)

Long-term Investments (continued)

Equity investments without readily determinable fair value (continued)

Limited partnerships

In June 2014, the Group and Danhua Capital L.P (“Danhua”) entered into a subscription agreement, whereby the Group agreed to purchase limited partnership interest in Danhua’s fund (the “Fund”) in the amount of US$1,000, which entitles the Group an aggregate equity interest of approximately 1.1% in the Fund. As of December 31, 2021, the Group received US$237 in return of principal from Danhua.

The Fund’s investment strategy is primarily to invest in emerging companies operating in the USA and PRC. The Fund’s investments are focused in the technology, media and telecommunications sectors. The Fund is scheduled to be in existence until November 15, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement, which was extended for one years to November 15, 2022 in June 2021.

In June 2015, the Group and Beijing Heimatuoxin Venture Capital L.P. (“Heimatuoxin”) entered into a subscription agreement, whereby the Group agreed to purchase 3.49% limited partnership interest in Heimatuoxin for the total amount of RMB3,000. As of December 31, 2021, the Group received RMB679 in dividend and RMB858 in return of principal from Heimatuoxin.

Heimatuoxin’s investment strategy is primarily to invest in emerging companies operating in the PRC. Heimatuoxin’s investments are focused in the technology, media and telecommunications sectors. Heimatuoxin is scheduled to be in existence until April 16, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement, which was extended for two years to April 16, 2023 in July 2020.

In June 2016, the Group and Shanghai Jingyan Corporate Development Centre L.P. (“Jingyan”) entered into a subscription agreement, whereby the Group agreed to purchase 4.64% limited partnership interest in Jingyan for a total amount of RMB6,000. The limited partnership interest was diluted to 4.31% in 2018 because of the joining of additional limited partners. As of December 31, 2021, the Group received RMB2,890 in dividend and RMB60 in return of principal from Jingyan.

Jingyan’s investments are focused in the consulting services of corporate management, business information, exhibition, media and telecommunications sectors. Jingyan is scheduled to be in existence until the fifth anniversary of the Initial Contribution Date, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement, which was extended for two years in March 2021.

In December 2016, the Group and zPark Capital II,L.P.(“zPark”) entered into a subscription agreement, whereby the Group agreed to purchase 2% limited partnership interest in Zpark for a total amount of US$1,000. The limited partnership interest was diluted to 1.64% in 2019 due to the joining of additional limited partners and was increased to 1.78% in 2021 due to the exit of other limited partners. As of December 31, 2021, the Group received US$270 in dividend and US$56 in return of principal from zPark.

6.    INVESTMENTS (continued)

Long-term Investments (continued)

Equity investments without readily determinable fair value (continued)

Limited partnerships (continued)

zPark’s investment strategy is primarily to make venture capital investments, principally by investing in and holding equity and equity-oriented securities of privately held early-stage technology companies, with an emphasis on companies with a connection to China, Japan and other Asia markets. The general purposes of zPark are to buy, hold, sell and otherwise invest in Securities, whether readily marketable or not; to exercise all rights, powers, privileges and other incidents of ownership or possession with respect to Securities held or owned by zPark; to enter into, make and perform all contracts and other undertakings. zPark is scheduled to be in existence until the tenth anniversary of the Initial Contribution Date, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amount of the Group’s equity investments measured using the measurement alternative was US$8,624, net of US$1,873 in accumulated impairment and US$9,543, net of US$1,873 in accumulated impairment as of December 31, 2020 and 2021, respectively. There was no impairment recognized for the years ended December 31, 2020 and 2021. Impairment charges for the year ended December 31, 2019 included in the net loss from continuing operations consisted of impairments on equity investment in Topgame Global Limited of US$1,372. Impairment charges for the year ended December 31, 2019 included in the net loss from discontinued operations consisted of impairments on equity investment in Hzone Holding Company of RMB12,400, impairments on equity investment in Caicaihudong (Beijing) Technology Co., Ltd. of RMB13 and impairments on equity investment in Youwang Technology (Shanghai) Co., Ltd of RMB477, totaling to the amount of RMB12,890.

Equity method investments

Equity method investments consisted of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
Equity Method Investments
Listed company	43,410	784
Limited partnership	1,897	1,768
Cost of equity method investments	45,307	2,552
Impairment on equity investment	(31,652)	(417)
Loss (income) from equity method investment	(6,350)	245
Carrying amount of equity method investments	7,305	2,380

6.    INVESTMENTS (continued)

Long-term Investments (continued)

Equity method investments (continued)

Private company

In May 2018, the Group acquired 45% of the share capital of Shenzhen Jinyingzaixian Technology Service Co., Ltd. (“Jinyingzaixian”), a non-listed company, through Shenzhen KaishengJinfu Enterprise Management Co., Ltd., for a cash consideration of RMB9,000.

In June 2021, the Group disposed of 20% of the share capital of Jinyingzaixian for a cash consideration of RMB2,726.

In July 2021, all the interest of Jinyingzaixian has been disposed of with the disposition of the lottery business related VIEs.

Jinyingzaixian is principally engaged in spot commodity trading services in China. The Group’s proportionate share of Jinyingzaixian’s net income (loss) included in the net loss from discontinued operations were US$(15), US$770 and US$(399) during the years ended December 31, 2019, 2020 and 2021, respectively.

In August 2018, Loto Interactive acquired 20% of the share capital of Guangzhou Sentai Information Technology Co., Ltd. (“Guangzhou Sentai”), a non-listed company, through Zhejiang Keying Ltd., for a cash consideration of RMB5,000.

Guangzhou Sentai is principally engaged in operating a self-media called www.shilian.com providing updated blockchain information. The proportionate share of Guangzhou Sentai’s net income recognized in the consolidated statements of comprehensive loss were US$17 from March 31, 2021, the acquisition date of Loto Interactive, to December 31, 2021.

Publicly listed company

As described in Note 5, on March 31, 2021, the Company’s ownership of Loto Interactive increased to 54.2% and started to consolidate Loto Interactive. The Group accounted for the investment on Loto Interactive as an equity method investment until March 31, 2021. The Group’s proportionate share of Loto Interactive’s comprehensive loss recognized in the consolidated statements of comprehensive loss were US$2,382, US$2,103 and US$364, including US$(578), US$(177) and US$631 recognized as other comprehensive income (loss), during the years ended December 31, 2019, 2020 and the period from January 1, 2021 to March 31,2021, respectively. The reclassification from other comprehensive loss into loss from equity method investments was US$131 as a result of the consolidation of Loto Interactive on March 31, 2021.

Limited partnership

In April 2015, the Group and Guangda Sports Culture Capital L.P (“Guangda Sports Culture”) entered into a subscription agreement, whereby the Group agreed to purchase 9.9% limited partnership interest in Guangda Sports Culture’s fund for a total amount of RMB20,000. Based on actual funding, the limited partnership interest changed to 12.2% as of December 31, 2017.

Guangda Sports Culture’s investment strategy is primarily to invest in emerging companies operating in the PRC. Guangda Sports Culture’s investments are focused in the sports sectors. As of December 31, 2021 and the report date, the investee is in the liquidation process. The Group’s proportionate share of Guangda Sports Culture's net income (loss) recognized in the consolidated statements of comprehensive loss were US$323, US$(471) and US$(213) during the years ended December 31, 2019, 2020 and 2021, respectively.

6.    INVESTMENTS (continued)

Long-term Investments (continued)

Equity method investments (continued)

Limited partnership (continued)

In February 2017, the Group and Sparkland Venture Capital Growth Fund L.P (“Sparkland”) entered into a subscription agreement, whereby the Group agreed to purchase 6.67% limited partnership interest in Sparkland’s fund for a total amount of US$1,000. Based on actual funding, the limited partnership interest changed to 15.38% as of December 31, 2017.

Sparkland’s investments are focused in the Virtual Reality and Augmented Reality industries. The Group’s proportionate share of Sparkland’s net income (loss) recognized in the consolidated statements of comprehensive loss were US$(47), US$62 and US$130 during the years ended December 31, 2019, 2020 and 2021, respectively.

All of these above-mentioned investments were classified as equity method investments as the Group does have significant influence over the entities. The net operating losses from these equity method investments for continuing operation recognized for the years ended December 31, 2019, 2020 and 2021 were US$1,915, US$1,865 and US$1,184, respectively. The net operating incomes (losses) from these equity method investments included in net loss from discontinued operations recognized for the years ended December 31, 2019, 2020 and 2021 were US$373, US$299 and US$(399), respectively. The Group recognized an impairment of nil, US$4,787 and nil in Loto Interactive for the years ended December 31, 2019, 2020 and 2021, respectively.